The Millicom Group - A.2.2. Material Joint Ventures - Guatemala and Honduras (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015	[2]
Disclosure of joint ventures [line items]
Depreciation and amortization	$ (830)	$ (841)		$ (853)
Operating profit (loss)	655	645	[1]	490	[1]
Profit before taxes from continuing operations	129	176	[1],[2]	109	[1],[2]
Charge for taxes, net	(116)	(158)	[1]	(179)	[1]
Net profit (loss) for the year	(26)	69	[1],[3]	(90)	[1],[3]
Share of profit in joint ventures	(68)	(6)		0
Total non-current assets (excluding goodwill)	8,784	7,646
Total non-current liabilities	4,841	4,116	[4]
Cash and cash equivalents	528	619	[2]	646	[2]	$ 769
Debt and financing – non-current	4,123	3,600	[4]
Debt and financing – current	458	185	[4]
Net cash from operating activities	792	820	[2]	878	[2]
Net cash from (used in) investing activities	(1,199)	(367)	[2]	(552)	[2]
Net cash from (used in) financing activities	341	(464)	[2]	(441)	[2]
Exchange impact on cash and cash equivalents, net	(33)	4	[2]	(8)	[2]
Net (decrease) increase in cash and cash equivalents	(98)	(8)	[2]	(123)	[2]
Impairments/reversal of impairment,net	1	(8)
Honduras joint ventures
Disclosure of joint ventures [line items]
Revenue	586	585		609
Depreciation and amortization	(133)	(156)		(160)
Operating profit (loss)	91	70		54
Financial income (expenses), net	(29)	(27)		(27)
Profit before taxes from continuing operations	52	41		13
Charge for taxes, net	(19)	(18)		0
Net profit (loss) for the year	34	24		13
Share of profit in joint ventures	23	15		9
Dividends and advances paid to Millicom	32	40		66
Total non-current assets (excluding goodwill)	506	576		645
Total non-current liabilities	386	407		454
Total current assets	304	208		259
Current liabilities	226	282		237
Cash and cash equivalents	25	16		13
Debt and financing – non-current	298	308		339
Debt and financing – current	85	80		63
Net cash from operating activities	147	152		85
Net cash from (used in) investing activities	(87)	(74)		(17)
Net cash from (used in) financing activities	(50)	(74)		(69)
Net (decrease) increase in cash and cash equivalents	9	3		(1)
Guatemala joint ventures
Disclosure of joint ventures [line items]
Revenue	1,373	1,328		1,284
Depreciation and amortization	(283)	(295)		(281)
Operating profit (loss)	387	352		330
Financial income (expenses), net	(56)	(60)		(73)
Profit before taxes from continuing operations	309	305		261
Charge for taxes, net	(69)	(74)		(67)
Net profit (loss) for the year	240	230		194
Share of profit in joint ventures	131	126		106
Dividends and advances paid to Millicom	211	162		77
Total non-current assets (excluding goodwill)	2,280	2,406		2,297
Total non-current liabilities	981	1,052		1,039
Total current assets	718	756		909
Current liabilities	221	220		211
Cash and cash equivalents	217	303		289
Debt and financing – non-current	927	995		987
Net cash from operating activities	545	498		438
Net cash from (used in) investing activities	(173)	(171)		(174)
Net cash from (used in) financing activities	(455)	(315)		(127)
Exchange impact on cash and cash equivalents, net	(3)	2		(3)
Net (decrease) increase in cash and cash equivalents	$ (86)	14		134
Impairment loss recognised in profit or loss, trade receivables				24
Impairments/reversal of impairment,net		$ 10		$ 18

[1]	Re-presented for discontinued operations (shown in note A.4.). Not restated for the application of IFRS 15 and 9, as the Group elected the modified retrospective approach for both standards.
[2]	Re-presented for discontinued operations (shown in note A.4. and E.3.2.). Not restated for the application of IFRS 15 and 9, as the Group elected the modified retrospective approach for both standards.
[3]	Re-presented for discontinued operations (shown in note A.4.).
[4]	Not restated for the application of IFRS 15 and 9, as the Group elected the modified retrospective approach for both standards.